File Number:  33-34801
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               January 22, 2013



                                Pioneer Mid Cap value Fund

                   Supplement to the March 1, 2012 Summary Prospectus, as in
		       effect and as may be amended from time to time


Fund summary

The following replaces the information in the "Management" chart:


Portfolio management   Edward T. Shadek Jr., senior vice president of Pioneer
                       (portfolio manager of the fund since 2013) and Timothy
                       Horan, vice president of Pioneer (portfolio manager of the fund since 2011; assistant portfolio manager of the fund from 2007-2011).





                                                                  26324-00-0113
                                       (c) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC